Quarterly portfolio holdings
John Hancock
Marathon Asset-Based Lending Fund
Closed-end alternative
July 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Consolidated Fund’s investments

As of 7-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities 40.9%				$117,504,950
(Cost $117,792,696)
Asset-backed securities 9.0%				25,714,279
ACHD Trust
Series 2025-DS1, Class B (A)	9.380	01-09-34	1,000,000	1,007,066
Series 2026-DS1, Class B (A)	8.245	07-10-34	2,000,000	2,007,610
Series 2026-DS1, Class C (A)	10.417	07-10-34	2,500,000	2,511,630
CarNow Auto Receivables Trust
Series 2023-1A, Class D (A)	7.990	02-15-28	1,269,846	1,133,715
Fig Six Trust
Series 2026-PF1, Class F (A)(B)	8.200	08-25-56	4,000,000	3,918,005
Hertz Vehicle Financing III LLC
Series 2025-1A, Class D (A)(C)	7.980	09-25-29	2,000,000	2,005,028
Kinetic ABS Issuer LLC
Series 2026-1A, Class C (A)(C)	7.653	02-25-56	3,500,000	3,524,168
LMDV Issuer Company LLC
Series 2026-1A, Class C (A)	7.570	07-17-56	1,000,000	1,003,831
Marlette Funding Trust
Series 2022-3A, Class D (A)(C)	7.800	11-15-32	1,789,780	1,808,191
MetroNet Infrastructure Issuer LLC
Series 2026-1A, Class C (A)	7.100	04-20-56	1,000,000	988,721
Pagaya AI Debt Grantor Trust
Series 2025-8, Class E (A)	9.565	07-15-33	1,499,484	1,502,514
Prosper Marketplace Issuance Trust
Series 2024-1A, Class D (A)(C)	10.980	08-15-29	3,000,000	3,004,983
Thor LLC
Series 2024-A, Class C (A)(C)	7.660	08-15-41	1,294,571	1,298,817
Collateralized loan obligations 4.3%				12,419,742
Allegany Park CLO, Ltd.
Series 2019-1A, Class DRR (3 month CME Term SOFR + 2.850%) (A)(D)	6.579	01-20-35	1,000,000	959,553
Balboa Bay Loan Funding, Ltd.
Series 2024-1A, Class D2R (3 month CME Term SOFR + 4.400%) (A)(D)	8.129	07-20-37	1,500,000	1,499,078
Birch Grove CLO, Ltd.
Series 19A, Class D2RR (3 month CME Term SOFR + 5.050%) (A)(C)(D)	8.800	07-17-37	1,750,000	1,750,000
Columbia Cent CLO, Ltd.
Series 2020-29A, Class D1RR (3 month CME Term SOFR + 3.400%) (A)(C)(D)	7.129	10-20-34	1,000,000	978,855
Dryden Senior Loan Fund
Series 2017-49A, Class DR (3 month CME Term SOFR + 3.662%) (A)(C)(D)	7.391	07-18-30	3,730,000	3,746,285
Invesco CLO, Ltd.
Series 2021-3A, Class DR (3 month CME Term SOFR + 3.100%) (A)(D)	6.833	10-22-34	1,000,000	981,886
Trimaran Cavu, Ltd.
Series 2021-3A, Class D (3 month CME Term SOFR + 4.042%) (A)(C)(D)	7.771	01-18-35	2,500,000	2,504,085
Commercial mortgage-backed securities 25.8%				74,193,970
AREIT Trust
Series 2025-CRE11, Class E (1 month CME Term SOFR + 3.650%) (A)(D)	7.329	07-25-43	3,000,000	2,998,273
Arizona Biltmore Trust
Series 2024-BILT, Class E (A)(C)	7.487	06-11-39	2,000,000	2,034,950
BAMLL Commercial Mortgage Securities Trust
Series 2025-ASHF, Class C (1 month CME Term SOFR + 3.000%) (A)(C)(D)	6.677	02-15-42	2,401,976	2,404,661
BX Trust
Series 2019-IMC, Class D (1 month CME Term SOFR + 1.946%) (A)(D)	5.622	04-15-34	4,000,000	3,936,216
Series 2021-21M, Class C (1 month CME Term SOFR + 1.291%) (A)(C)(D)	4.967	10-15-36	2,800,000	2,800,000
Series 2021-21M, Class H (1 month CME Term SOFR + 4.124%) (A)(D)	7.800	10-15-36	4,387,600	4,376,725
Series 2024-PALM, Class D (1 month CME Term SOFR + 2.640%) (A)(D)	6.316	06-15-37	3,374,610	3,365,288
Series 2024-SLCT, Class E (1 month CME Term SOFR + 3.391%) (A)(D)	7.067	01-15-42	1,969,000	1,972,707
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class G (1 month CME Term SOFR + 6.325%) (A)(D)	10.002	03-15-35	908,774	909,133
CLNY Trust
Series 2019-IKPR, Class C (1 month CME Term SOFR + 2.040%) (A)(D)	5.708	11-15-38	1,500,000	1,447,500
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2024-CBM, Class E (A)(B)	7.927	12-10-41	4,000,000	3,989,359
Series 2024-WCL1, Class C (1 month CME Term SOFR + 2.889%) (A)(C)(D)	6.565	06-15-41	3,300,000	3,297,623
1	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage-backed securities (continued)
DBWF Mortgage Trust
Series 2024-LCRS, Class C (1 month CME Term SOFR + 2.640%) (A)(D)	6.316	04-15-37	1,500,000	$1,499,532
Series 2024-LCRS, Class D (1 month CME Term SOFR + 3.189%) (A)(D)	6.865	04-15-37	3,000,000	3,000,936
DK Trust
Series 2025-LXP, Class E (1 month CME Term SOFR + 4.688%) (A)(D)	8.393	08-15-37	4,000,000	4,016,250
FS Rialto Issuer, Ltd.
Series 2021-FL3, Class D (1 month CME Term SOFR + 2.614%) (A)(C)(D)	6.320	11-16-36	2,500,000	2,506,770
Series 2025-FL10, Class AS (1 month CME Term SOFR + 1.593%) (A)(C)(D)	5.263	08-19-42	2,500,000	2,501,531
GPMT, Ltd.
Series 2021-FL4, Class D (1 month CME Term SOFR + 2.964%) (A)(D)	6.632	12-15-36	2,000,000	1,855,933
Great Wolf Trust
Series 2024-WOLF, Class E (1 month CME Term SOFR + 3.639%) (A)(C)(D)	7.315	03-15-39	2,180,000	2,191,581
GSMS Trust
Series 2024-FAIR, Class E (A)(B)(C)	9.147	07-15-29	4,000,000	3,867,002
HIH Trust
Series 2024-61P, Class G (1 month CME Term SOFR + 6.935%) (A)(D)	10.611	10-15-41	2,053,463	2,061,852
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2025-BHR5, Class C (1 month CME Term SOFR + 2.542%) (A)(D)	6.219	03-15-40	1,600,000	1,607,000
KIND Commercial Mortgage Trust
Series 2024-1, Class D (1 month CME Term SOFR + 3.438%) (A)(C)(D)	7.114	08-15-41	3,000,000	3,003,745
KKR Real Estate Finance Trust
Series 2021-FL2, Class AS (1 month CME Term SOFR + 1.414%) (A)(D)	5.094	02-15-39	569,280	569,400
KNDR Trust
Series 2021-KIND, Class B (1 month CME Term SOFR + 1.464%) (A)(C)(D)	5.150	08-15-38	1,983,710	1,981,177
KSL Commercial Mortgage Trust
Series 2026-HT3, Class F (1 month CME Term SOFR + 4.750%) (A)(D)	8.426	06-15-43	5,000,000	4,999,933
Starwood Commercial Mortgage Trust
Series 2025-FL4, Class E (1 month CME Term SOFR + 3.250%) (A)(D)	6.920	11-19-42	2,000,000	1,999,241
THPT Mortgage Trust
Series 2023-THL, Class D (A)(B)(C)	9.252	12-10-34	3,000,000	2,999,652
Residential mortgage-backed securities 1.8%				5,176,959
ACHM Trust
Series 2023-HE2, Class C (A)(B)(C)	9.300	10-25-38	3,057,007	3,170,791
JP Morgan Mortgage Trust
Series 2025-CES1, Class M1 (A)(B)(C)	6.267	05-25-55	2,000,000	2,006,168

Residential loans 17.4%				$49,973,796
(Cost $50,119,598)
Home equity and residential mortgage-backed securities 9.5%				27,355,067
ACHM Trust
Series 2023-HE2, Class D PO (A)	4.030	10-25-38	567,739	453,832
Series 2023-HE2, Class XS IO (A)(E)(F)	—	10-25-38	3,824,809	132,721
Series 2024-HE1, Class D PO (A)	5.847	05-25-39	581,262	118,714
Series 2024-HE1, Class XS IO (A)(E)(F)	—	05-25-39	6,536,973	650,429
Series 2024-HE2, Class D PO (A)	5.474	10-25-39	504,960	8,935
Series 2024-HE2, Class XS IO (A)(E)	—	10-25-39	6,371,622	839,441
Series 2025-HE1, Class D PO (A)(F)	2.132	03-25-55	1,128,819	328,148
Series 2025-HE1, Class XS IO (A)(E)(F)	—	03-25-55	16,125,993	1,543,258
Series 2025-HE2, Class F (A)(B)	8.656	08-25-55	232,842	234,018
Series 2025-HE2, Class G PO (A)	3.062	08-25-55	114,211	7,886
Series 2025-HE2, Class XS IO (A)(E)	—	08-25-55	6,059,268	497,653
Series 2025-HE3, Class G PO (A)	3.173	11-25-55	69,251	2,131
Series 2025-HE3, Class XS IO (A)(E)	—	11-25-55	68,756	4,741
FIGRE Trust
Series 2024-HE5, Class CE PO (A)(E)	—	10-25-54	330,687	1,244,602
Series 2025-HE7, Class G PO (A)	3.220	11-25-55	608,370	13,767
Series 2025-HE7, Class XS IO (A)(E)	—	11-25-55	31,847,233	2,538,435
Series 2026-HE4, Class G PO (A)	3.208	05-25-56	1,984,000	51,728
Series 2026-HE4, Class XS IO (A)(E)	—	05-25-56	91,896,969	7,514,636
Series 2026-HF3, Class A1A (30 day Average SOFR + 1.400%) (A)(D)	5.016	03-25-56	6,089,080	6,104,061
OBX Trust
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	2

	Rate (%)	Maturity date	Par value^	Value
Home equity and residential mortgage-backed securities (continued)
Series 2026-HE1, Class A1A (30 day Average SOFR + 1.350%) (A)(D)	4.966	02-25-56	5,062,369	$5,065,931
JH Residential Whole Loan Trust (F)(G) 7.7%				22,199,791
Bank of America, Loan ID - R1D21000859216	9.882	05-03-37	69,914	56,400
Bank of America, Loan ID - R1D2189860	4.125	08-01-35	104,283	84,125
Bank of America, Loan ID - R1D2223768	3.500	04-01-57	70,599	56,952
Bank of America, Loan ID - R1D2231928	4.000	06-01-47	186,695	150,607
Bank of America, Loan ID - R1D320115934	10.500	06-25-27	983	788
Bank of America, Loan ID - R1D321106165 (H)	11.000	10-25-27	3,168	2,540
Bank of America, Loan ID - R1D321285469	8.625	10-25-27	5,725	4,590
Bank of America, Loan ID - R1D321458571 (I)	10.625	10-25-27	10,709	8,586
Bank of America, Loan ID - R1D321567782	8.625	10-25-27	2,399	1,924
Bank of America, Loan ID - R1D321672554 (I)	4.250	11-01-38	68,643	55,031
Bank of America, Loan ID - R1D321680064 (H)	8.875	12-25-27	4,038	3,237
Bank of America, Loan ID - R1D321772642	11.375	12-25-27	2,739	2,196
Bank of America, Loan ID - R1D321802346 (H)	10.000	10-25-27	2,855	2,288
Bank of America, Loan ID - R1D323613087	7.875	03-25-28	5,311	4,258
Bank of America, Loan ID - R1D326967519	7.500	09-25-28	9,272	7,434
Bank of America, Loan ID - R1D331184438	4.750	05-01-51	10,353	8,300
Bank of America, Loan ID - R1D331351411	7.000	09-25-28	8,104	6,497
Bank of America, Loan ID - R1D332396107 (H)	3.875	10-01-52	20,449	16,394
Bank of America, Loan ID - R1D333118907	7.125	09-25-28	4,465	3,579
Bank of America, Loan ID - R1D334715743 (I)	10.500	07-01-29	17,341	13,903
Bank of America, Loan ID - R1D338003284	9.625	11-25-28	9,850	7,897
Bank of America, Loan ID - R1D341220853	10.500	10-25-28	6,154	4,933
Bank of America, Loan ID - R1D341275604	10.250	10-25-28	1,166	935
Bank of America, Loan ID - R1D345587535 (I)	10.375	11-25-28	27,471	22,023
Bank of America, Loan ID - R1D345744745	8.625	11-25-28	2,060	1,651
Bank of America, Loan ID - R1D347751887 (H)	12.000	11-25-28	14,362	11,514
Bank of America, Loan ID - R1D348255384	11.375	12-25-28	2,473	1,983
Bank of America, Loan ID - R1D362185211 (I)	8.500	05-25-29	51,849	41,567
Bank of America, Loan ID - R1D362733412 (H)	10.750	05-25-29	5,061	4,057
Bank of America, Loan ID - R1D363420996	9.750	05-25-29	6,989	5,603
Bank of America, Loan ID - R1D363873763	3.375	06-01-53	34,728	27,841
Bank of America, Loan ID - R1D368227582 (I)	9.625	08-25-29	21,913	17,568
Bank of America, Loan ID - R1D377116667 (I)	12.125	08-25-24	9,988	8,007
Bank of America, Loan ID - R1D4135626031	8.510	11-11-35	49,465	38,894
Bank of America, Loan ID - R1D4142880321 (H)	4.125	06-15-41	57,047	44,856
Bank of America, Loan ID - R1D4176255967	7.375	07-25-32	13,547	10,652
Bank of America, Loan ID - R1D4874021873	6.125	11-01-34	137,372	108,015
Bank of America, Loan ID - R1D4875758189 (H)	6.000	06-01-41	432,904	340,392
Bank of America, Loan ID - R1D4875958325	7.490	12-01-31	11,107	8,733
Bank of America, Loan ID - R1D4875960106 (I)	6.990	01-25-32	28,130	22,118
Bank of America, Loan ID - R1D4875973630	6.740	03-20-31	8,403	6,607
Bank of America, Loan ID - R1D4876317082 (I)	8.500	07-08-30	59,371	46,683
Bank of America, Loan ID - R1D4876762155 (I)	8.500	11-16-34	57,703	45,372
Bank of America, Loan ID - R1D4876763347	4.375	06-01-63	389,900	306,579
Bank of America, Loan ID - R1D4876771641 (I)	7.990	06-25-35	137,964	108,481
Bank of America, Loan ID - R1D4876787441	3.375	10-01-58	320,847	252,282
Bank of America, Loan ID - R1D4877096402 (I)	8.500	05-01-35	30,803	24,220
Bank of America, Loan ID - R1D4877182962 (I)	9.490	11-18-31	48,719	38,308
Bank of America, Loan ID - R1D4877521188 (H)	6.190	02-09-32	8,509	6,691
Bank of America, Loan ID - R1D648343679	8.000	11-25-29	53,440	43,880
Bank of America, Loan ID - R1D65796677	9.125	10-25-29	3,935	3,231
Bank of America, Loan ID - R1D667955965	9.625	10-25-29	6,287	5,162
Bank of America, Loan ID - R1D67442686 (I)	11.000	10-25-29	4,596	3,774
Bank of America, Loan ID - R1D677588112 (I)	11.000	08-25-29	12,664	10,399
3	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D681784389 (I)	3.875	09-25-29	379,955	$311,981
Bank of America, Loan ID - R1D681965722	9.250	10-25-29	19,207	15,771
Bank of America, Loan ID - R1D682449041 (I)	10.500	10-25-29	11,905	9,775
Bank of America, Loan ID - R1D682585998 (I)	11.500	10-25-29	317	260
Bank of America, Loan ID - R1D683170000 (I)	6.750	10-25-29	17,414	14,298
Bank of America, Loan ID - R1D684180712 (I)	8.750	10-25-29	4,256	3,495
Bank of America, Loan ID - R1D684517492 (I)	7.125	10-25-29	32,592	26,761
Bank of America, Loan ID - R1D684953503	6.750	11-25-29	12,478	10,245
Bank of America, Loan ID - R1D685329020 (I)	7.000	11-25-29	1,848	1,517
Bank of America, Loan ID - R1D685968483	7.000	11-25-29	5,863	4,814
Bank of America, Loan ID - R1D686170042 (I)	9.375	11-25-29	144,976	119,039
Bank of America, Loan ID - R1D686179719 (I)	8.750	11-25-29	6,045	4,963
Bank of America, Loan ID - R1D686281525	11.375	11-25-29	4,017	3,298
Bank of America, Loan ID - R1D686392408 (I)	7.750	11-25-29	82,692	67,899
Bank of America, Loan ID - R1D686481633	10.250	11-25-29	12,500	10,264
Capital Asset Management, Loan ID - R1D1153882	3.900	09-01-47	66,657	47,733
Capital Asset Management, Loan ID - R1D1183348	4.000	05-01-48	37,332	26,734
Capital Asset Management, Loan ID - R1D1184084	4.000	02-01-49	44,660	31,981
Capital Asset Management, Loan ID - R1D1184204 (H)	12.375	12-01-36	61,700	44,184
Capital Asset Management, Loan ID - R1D1184992 (H)	4.000	11-10-43	32,187	23,049
Capital Asset Management, Loan ID - R1D1214825 (I)	11.250	02-28-35	98,074	70,231
Capital Asset Management, Loan ID - R1D1216036	10.000	03-19-62	47,051	33,693
Capital Asset Management, Loan ID - R1D1233673 (H)	10.500	02-15-27	7,131	5,106
Capital Asset Management, Loan ID - R1D1246972	6.950	11-01-35	17,689	12,667
Capital Asset Management, Loan ID - R1D1251042 (I)	6.000	06-05-41	41,021	29,375
Capital Asset Management, Loan ID - R1D1270777	4.000	07-01-27	55,415	39,683
Capital Asset Management, Loan ID - R1D1271156	4.875	10-01-27	36,953	26,462
Capital Asset Management, Loan ID - R1D1272438	4.999	05-19-41	14,700	10,527
Capital Asset Management, Loan ID - R1D1285038 (H)	7.750	11-01-37	92,641	66,340
Capital Asset Management, Loan ID - R1D1314775	4.000	10-28-37	19,423	13,909
Capital Asset Management, Loan ID - R1D1314892	2.000	07-28-26	7,537	5,397
Capital Asset Management, Loan ID - R1D1316742	3.500	07-25-42	31,622	22,645
Capital Asset Management, Loan ID - R1D1317596 (I)	6.000	07-01-34	10,474	7,500
Capital Asset Management, Loan ID - R1D1317738	3.000	05-01-58	74,052	53,029
Capital Asset Management, Loan ID - R1D1320040 (H)	0.010	01-12-28	1,725	1,235
Capital Asset Management, Loan ID - R1D1320769	0.010	07-28-30	3,018	2,161
Capital Asset Management, Loan ID - R1D1330504 (I)	0.010	09-15-31	815	583
Capital Asset Management, Loan ID - R1D1331024 (I)	12.389	01-15-23	14,346	10,273
Capital Asset Management, Loan ID - R1D1331435 (I)	13.930	07-04-24	23,149	16,577
Capital Asset Management, Loan ID - R1D1331710	0.010	10-01-35	21,935	15,708
Capital Asset Management, Loan ID - R1D1332898	0.010	02-01-37	19,026	13,625
Capital Asset Management, Loan ID - R1D1333231	0.010	08-01-37	10,768	7,711
Capital Asset Management, Loan ID - R1D1333871	8.503	09-13-48	17,970	12,869
Capital Asset Management, Loan ID - R1D1333909	9.000	10-01-31	24,217	17,342
Capital Asset Management, Loan ID - R1D1333990 (I)	0.010	11-01-35	54,578	39,084
Capital Asset Management, Loan ID - R1D1346507	0.010	05-01-30	31,393	22,480
Capital Asset Management, Loan ID - R1D1373336 (I)	4.250	07-30-22	731	524
Capital Asset Management, Loan ID - R1D1373352	10.720	11-28-28	8,888	6,364
Capital Asset Management, Loan ID - R1D1373527 (H)	5.000	09-03-24	5,126	3,671
Capital Asset Management, Loan ID - R1D1374601 (H)	9.996	05-08-28	8,653	6,196
Capital Asset Management, Loan ID - R1D1376601 (I)	5.250	07-13-21	1,342	961
Capital Asset Management, Loan ID - R1D1377871 (I)	14.600	09-01-21	2,061	1,476
Capital Asset Management, Loan ID - R1D1382459 (I)	11.290	08-28-24	8,526	6,106
Capital Asset Management, Loan ID - R1D1382688	10.480	09-14-28	1,389	995
Capital Asset Management, Loan ID - R1D1383898	13.000	02-05-28	5,841	4,182
Capital Asset Management, Loan ID - R1D1384406 (I)	14.148	06-15-23	9,112	6,525
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	4

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1384420 (I)	14.950	09-03-26	16,772	$12,010
Capital Asset Management, Loan ID - R1D1386024	8.688	04-15-28	4,961	3,552
Capital Asset Management, Loan ID - R1D1386378 (H)	14.140	07-26-25	629	450
Capital Asset Management, Loan ID - R1D1386680	11.000	01-19-34	10,891	7,799
Capital Asset Management, Loan ID - R1D1387610 (I)	13.656	08-23-32	13,567	9,716
Capital Asset Management, Loan ID - R1D1388781	7.000	11-01-40	18,922	13,550
Capital Asset Management, Loan ID - R1D138888 (I)	3.000	10-01-53	25,656	18,372
Capital Asset Management, Loan ID - R1D1388909 (I)	15.030	11-07-26	4,500	3,223
Capital Asset Management, Loan ID - R1D1389180	11.060	02-16-27	13,070	9,359
Capital Asset Management, Loan ID - R1D1390047 (H)	14.347	04-05-25	5,265	3,770
Capital Asset Management, Loan ID - R1D1391149 (I)	14.280	02-29-20	848	607
Capital Asset Management, Loan ID - R1D1391275 (H)	14.908	01-05-32	9,131	6,539
Capital Asset Management, Loan ID - R1D1391842	13.970	06-28-35	13,222	9,468
Capital Asset Management, Loan ID - R1D1392485 (I)	8.300	06-17-27	3,904	2,796
Capital Asset Management, Loan ID - R1D1392795 (H)	5.000	10-14-21	5,716	4,093
Capital Asset Management, Loan ID - R1D1394267 (I)	4.500	09-09-22	1,729	1,238
Capital Asset Management, Loan ID - R1D1394531	11.890	04-04-28	8,606	6,163
Capital Asset Management, Loan ID - R1D1395006	13.690	02-28-30	6,952	4,978
Capital Asset Management, Loan ID - R1D1399385	9.000	07-22-30	2,721	1,948
Capital Asset Management, Loan ID - R1D1402424	11.000	04-01-37	10,976	7,860
Capital Asset Management, Loan ID - R1D1402439	9.000	09-01-41	50,496	36,160
Capital Asset Management, Loan ID - R1D1404279	0.010	11-04-37	20,859	14,937
Capital Asset Management, Loan ID - R1D1404291	8.000	12-01-55	23,937	17,141
Capital Asset Management, Loan ID - R1D1405456	3.000	12-01-32	12,781	9,153
Capital Asset Management, Loan ID - R1D1405485	6.000	08-01-41	35,762	25,609
Capital Asset Management, Loan ID - R1D1406329	7.000	04-01-35	78,749	56,392
Capital Asset Management, Loan ID - R1D1409498	9.000	09-01-35	54,975	39,368
Capital Asset Management, Loan ID - R1D1409506	9.000	07-01-32	33,432	23,940
Capital Asset Management, Loan ID - R1D1409607	7.000	03-01-48	597	427
Capital Asset Management, Loan ID - R1D1410621 (I)	10.000	11-28-37	169,739	121,550
Capital Asset Management, Loan ID - R1D1493873 (I)	6.750	07-20-29	96,719	69,261
Capital Asset Management, Loan ID - R1D1526783 (H)	6.750	12-01-19	23,708	16,977
Capital Asset Management, Loan ID - R1D1538702	4.500	07-01-38	351,762	251,896
Capital Asset Management, Loan ID - R1D1582190 (I)	2.000	06-01-28	6,282	4,499
Capital Asset Management, Loan ID - R1D1582271 (I)	7.000	10-01-28	16,123	11,545
Capital Asset Management, Loan ID - R1D1582428 (H)	3.000	01-01-43	72,216	51,714
Capital Asset Management, Loan ID - R1D1582848 (H)	13.990	05-24-29	11,335	8,117
Capital Asset Management, Loan ID - R1D1584709	2.000	02-01-31	6,788	4,861
Capital Asset Management, Loan ID - R1D1584745	4.000	12-01-36	20,308	14,542
Capital Asset Management, Loan ID - R1D1584833	11.975	04-01-31	17,082	12,233
Capital Asset Management, Loan ID - R1D1585078 (H)	12.250	04-01-24	3,891	2,787
CTF Asset Management, Loan ID - R1D861192126	7.500	01-01-52	50,000	43,360
CTF Asset Management, Loan ID - R1D861221792	7.500	01-01-52	50,000	43,360
CTF Asset Management, Loan ID - R1D861527735	7.500	03-01-52	50,000	43,360
CTF Asset Management, Loan ID - R1D862116231	7.500	03-01-52	186,001	161,300
CTF Asset Management, Loan ID - R1D862166335	8.000	03-01-52	50,000	43,360
CTF Asset Management, Loan ID - R1D862302948	8.000	04-01-52	48,767	42,290
CTF Asset Management, Loan ID - R1D862332325	7.500	04-01-52	500,000	433,600
CTF Asset Management, Loan ID - R1D862389291	8.500	04-01-52	300,000	260,160
CTF Asset Management, Loan ID - R1D862399514	7.500	04-01-52	50,000	43,360
CTF Asset Management, Loan ID - R1D862440813	8.500	05-01-52	92,000	79,782
CTF Asset Management, Loan ID - R1D862525936	9.500	05-01-52	50,000	43,360
CTF Asset Management, Loan ID - R1D862651740	8.000	06-01-52	51,845	44,960
CTF Asset Management, Loan ID - R1D862651831	9.000	06-01-52	64,647	56,062
CTF Asset Management, Loan ID - R1D862687082	9.500	06-01-52	48,842	42,356
CTF Asset Management, Loan ID - R1D862731658	8.500	06-01-52	59,500	51,598
5	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D862732045	8.500	06-01-52	50,000	$43,360
CTF Asset Management, Loan ID - R1D862739529 (I)	8.500	06-01-52	8,340	7,232
CTF Asset Management, Loan ID - R1D862750401	8.500	06-01-52	72,500	62,872
CTF Asset Management, Loan ID - R1D862750500	8.500	06-01-52	477,000	413,654
CTF Asset Management, Loan ID - R1D862750765	8.500	06-01-52	86,300	74,839
CTF Asset Management, Loan ID - R1D862799119	9.000	07-01-52	49,425	42,861
CTF Asset Management, Loan ID - R1D862829270	8.500	07-01-52	49,179	42,648
CTF Asset Management, Loan ID - R1D862849351	9.000	07-01-52	151,198	131,119
CTF Asset Management, Loan ID - R1D862876396	8.500	07-01-52	60,500	52,466
CTF Asset Management, Loan ID - R1D862922356	8.500	07-01-52	24,596	21,329
CTF Asset Management, Loan ID - R1D865490872	8.500	07-01-52	141,000	122,275
CTF Asset Management, Loan ID - R1D865490948	10.250	08-01-52	50,000	43,360
CTF Asset Management, Loan ID - R1D865490955	10.250	08-01-52	572,500	496,472
CTF Asset Management, Loan ID - R1D865490971	10.000	08-01-52	54,743	47,473
CTF Asset Management, Loan ID - R1D865490997	10.250	08-01-52	52,425	45,463
CTF Asset Management, Loan ID - R1D865491029	10.250	08-01-52	1,013	878
CTF Asset Management, Loan ID - R1D865491052 (I)	10.000	09-01-52	100,158	86,857
CTF Asset Management, Loan ID - R1D865491078	10.250	08-01-52	20,000	17,344
CTF Asset Management, Loan ID - R1D865491102	10.000	09-01-52	50,000	43,360
CTF Asset Management, Loan ID - R1D865491136	10.000	09-01-52	57,095	49,513
CTF Asset Management, Loan ID - R1D865491185	10.250	10-01-52	50,000	43,360
CTF Asset Management, Loan ID - R1D865491219	10.250	10-01-52	225,000	195,120
CTF Asset Management, Loan ID - R1D89160038038 (I)	12.200	12-01-36	67,422	58,468
CTF Asset Management, Loan ID - R1D89160044688	4.750	04-01-64	190,573	165,265
CTF Asset Management, Loan ID - R1D89160044690	0.000	07-01-37	11,656	10,108
CTF Asset Management, Loan ID - R1D89160044748	11.700	05-01-39	14,294	12,396
CTF Asset Management, Loan ID - R1D89160045474	8.000	06-01-53	21,889	18,982
CTF Asset Management, Loan ID - R1D89160045528	6.000	07-01-29	27,022	23,433
CTF Asset Management, Loan ID - R1D89160046378	7.000	09-01-63	77,155	66,909
CTF Asset Management, Loan ID - R1D89160058918	5.250	11-01-52	87,688	76,043
CTF Asset Management, Loan ID - R1D89160058998	9.000	12-01-42	32,605	28,275
CTF Asset Management, Loan ID - R1D89160059480	6.000	11-01-51	190,545	165,241
CTF Asset Management, Loan ID - R1D89160059548	9.000	06-01-42	41,393	35,896
CTF Asset Management, Loan ID - R1D89160061974	9.000	03-01-43	73,603	63,828
CTF Asset Management, Loan ID - R1D89160061988	9.000	05-01-42	45,902	39,806
CTF Asset Management, Loan ID - R1D89160062096	7.000	09-15-52	116,962	101,430
CTF Asset Management, Loan ID - R1D89160062110	8.000	10-01-41	50,914	44,153
CTF Asset Management, Loan ID - R1D89160062114	4.250	06-15-51	84,965	73,682
CTF Asset Management, Loan ID - R1D89160062136	8.000	07-01-51	124,772	108,203
CTF Asset Management, Loan ID - R1D89160067642	8.000	06-01-52	73,964	64,141
CTF Asset Management, Loan ID - R1D89160069322	7.500	07-15-52	121,856	105,673
CTF Asset Management, Loan ID - R1D89160070252	9.375	06-01-37	54,947	47,650
CTF Asset Management, Loan ID - R1D89160070254	9.250	09-20-31	54,757	47,486
CTF Asset Management, Loan ID - R1D89160070258	6.000	05-01-42	39,604	34,345
CTF Asset Management, Loan ID - R1D89160070304	12.000	09-01-62	22,268	19,311
CTF Asset Management, Loan ID - R1D89160074370	6.750	07-01-36	37,209	32,268
CTF Asset Management, Loan ID - R1D89160075026	8.000	05-20-49	73,645	63,865
CTF Asset Management, Loan ID - R1D89160076994	7.250	11-01-60	152,356	132,124
CTF Asset Management, Loan ID - R1D89160080328	6.000	12-20-33	278,343	241,379
CTF Asset Management, Loan ID - R1D89160080998 (H)	5.750	03-20-37	78,547	68,116
CTF Asset Management, Loan ID - R1D89160082270	7.115	08-01-37	30,957	26,846
CTF Asset Management, Loan ID - R1D89160082824	7.874	11-01-52	42,501	36,857
CTF Asset Management, Loan ID - R1D89160083650	5.890	01-01-28	61,000	52,899
CTF Asset Management, Loan ID - R1D89160083654	6.000	09-01-27	159,895	138,661
CTF Asset Management, Loan ID - R1D89160083656	5.800	04-01-53	81,524	70,698
CTF Asset Management, Loan ID - R1D89160083658 (I)	5.500	03-01-28	124,187	107,695
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	6

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D89160083660	6.120	02-01-28	145,488	$126,167
CTF Asset Management, Loan ID - R1D89160083666 (I)	9.250	06-01-26	46,851	40,629
CTF Asset Management, Loan ID - R1D89160083668	8.500	07-01-42	36,457	31,615
CTF Asset Management, Loan ID - R1D89160083676	6.000	08-01-27	106,891	92,696
CTF Asset Management, Loan ID - R1D89160083678	5.000	07-01-27	38,405	33,305
CTF Asset Management, Loan ID - R1D89160083682 (I)	5.875	04-15-53	133,292	115,590
CTF Asset Management, Loan ID - R1D89160083706	9.500	10-01-35	46,796	40,581
CTF Asset Management, Loan ID - R1D89160084244	14.999	01-01-53	29,116	25,249
CTF Asset Management, Loan ID - R1D89160085000	11.250	11-01-43	72,001	62,439
CTF Asset Management, Loan ID - R1D89160086154	8.990	09-01-38	70,309	60,972
CTF Asset Management, Loan ID - R1D89160086156	8.990	09-01-38	64,399	55,847
CTF Asset Management, Loan ID - R1D89160086190	5.000	06-01-50	76,307	66,174
CTF Asset Management, Loan ID - R1D89160086660	11.699	12-01-52	46,849	40,627
CTF Asset Management, Loan ID - R1D89160086670	11.549	12-01-53	58,495	50,727
CTF Asset Management, Loan ID - R1D89160087568	10.000	05-01-36	125,864	109,149
CTF Asset Management, Loan ID - R1D89992031886 (I)	9.500	06-01-30	11,794	10,228
PPR Capital Management, Loan ID - R1D51303030492	8.750	10-01-62	46,535	16,920
PPR Capital Management, Loan ID - R1D51403030022 (I)	9.125	09-01-25	153,406	55,778
PPR Capital Management, Loan ID - R1D51403030279 (I)	5.100	10-01-36	83,720	30,441
PPR Capital Management, Loan ID - R1D51403030352 (I)	7.000	11-01-35	86,391	31,412
PPR Capital Management, Loan ID - R1D51403030948 (I)	9.900	05-22-38	22,967	8,351
PPR Capital Management, Loan ID - R1D51502010013	8.350	11-01-42	4,910	1,785
PPR Capital Management, Loan ID - R1D51506010146	7.250	12-01-46	67,504	24,545
PPR Capital Management, Loan ID - R1D51506010444 (I)	9.500	01-01-52	51,191	18,613
PPR Capital Management, Loan ID - R1D51506010469	9.750	09-01-36	28,919	10,515
PPR Capital Management, Loan ID - R1D51507010001 (H)	7.000	01-01-28	4,266	1,551
PPR Capital Management, Loan ID - R1D51605010212	7.250	06-01-31	18,372	6,680
PPR Capital Management, Loan ID - R1D51805030001	7.250	03-20-43	16,963	6,168
PPR Capital Management, Loan ID - R1D51808040029	9.000	06-01-41	17,741	6,451
PPR Capital Management, Loan ID - R1D51812030089	4.000	08-01-47	67,953	24,708
PPR Capital Management, Loan ID - R1D51812030096	13.500	07-01-36	25,540	9,286
PPR Capital Management, Loan ID - R1D51812030180	7.000	02-01-50	116,441	42,338
PPR Capital Management, Loan ID - R1D51903040003 (I)	5.000	01-01-30	11,780	4,283
PPR Capital Management, Loan ID - R1D51903040192	11.625	02-01-37	73,254	26,635
PPR Capital Management, Loan ID - R1D51904010040	6.250	09-01-51	123,539	44,919
PPR Capital Management, Loan ID - R1D51906030034	6.000	12-01-48	212,231	77,167
PPR Capital Management, Loan ID - R1D52007020001	8.500	04-01-38	18,432	6,702
PPR Capital Management, Loan ID - R1D52110130001 (I)	7.500	05-18-42	96,586	35,119
Shelving Rock, Loan ID - R1D71005316541	7.000	06-01-31	11,192	9,312
Shelving Rock, Loan ID - R1D71005330611	5.750	08-25-26	22,941	19,087
Shelving Rock, Loan ID - R1D71005332444	6.000	10-01-31	23,238	19,334
Shelving Rock, Loan ID - R1D71005349123 (I)	7.000	10-01-31	9,716	8,084
Shelving Rock, Loan ID - R1D71006123597	6.125	11-01-26	162,180	134,933
Shelving Rock, Loan ID - R1D7110507803	8.875	03-01-27	18,320	15,242
Shelving Rock, Loan ID - R1D7111713993	6.000	12-01-26	31,669	26,349
Shelving Rock, Loan ID - R1D7120449362	8.375	03-15-31	12,155	10,113
Shelving Rock, Loan ID - R1D7131263557	10.625	03-01-27	98,236	81,732
Shelving Rock, Loan ID - R1D7132056137	5.500	10-01-26	113,390	94,340
Shelving Rock, Loan ID - R1D7138556254	7.000	10-01-28	47,792	39,763
Shelving Rock, Loan ID - R1D714141816	6.500	08-01-36	313,683	260,984
Shelving Rock, Loan ID - R1D7146417973	5.000	11-15-26	46,353	38,566
Shelving Rock, Loan ID - R1D7146861634	10.250	11-13-31	46,000	38,272
Shelving Rock, Loan ID - R1D7147658590	10.525	01-01-27	294,905	245,361
Shelving Rock, Loan ID - R1D7147758371	7.900	05-01-41	1,746	1,453
Shelving Rock, Loan ID - R1D7149559183	4.750	03-01-43	47,103	39,189
Shelving Rock, Loan ID - R1D7149677942	6.000	07-01-26	97,361	81,004
7	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7150056432	7.000	08-01-28	108,451	$90,231
Shelving Rock, Loan ID - R1D715011	7.000	02-01-37	142,722	118,744
Shelving Rock, Loan ID - R1D7150554252	7.375	05-01-27	60,366	50,225
Shelving Rock, Loan ID - R1D715103820	5.000	12-01-41	48,831	40,627
Shelving Rock, Loan ID - R1D7151175171	6.000	06-01-38	19,889	16,548
Shelving Rock, Loan ID - R1D7152139837	7.750	10-01-29	163,940	136,398
Shelving Rock, Loan ID - R1D7152394494	10.250	11-01-31	60,861	50,636
Shelving Rock, Loan ID - R1D7152875318	6.500	01-01-27	67,644	56,280
Shelving Rock, Loan ID - R1D7153215845	10.875	04-01-29	36,635	30,480
Shelving Rock, Loan ID - R1D7153283112	10.750	10-01-27	30,657	25,506
Shelving Rock, Loan ID - R1D7153331975	8.750	02-01-27	57,345	47,711
Shelving Rock, Loan ID - R1D7153681515	5.000	04-01-28	67,528	56,183
Shelving Rock, Loan ID - R1D7154664695	8.750	04-01-37	41,812	34,788
Shelving Rock, Loan ID - R1D7154844109	10.375	02-01-27	166,864	138,831
Shelving Rock, Loan ID - R1D7155064828	2.000	01-01-32	10,637	8,850
Shelving Rock, Loan ID - R1D7155528458	9.500	01-01-32	26,617	22,145
Shelving Rock, Loan ID - R1D7156105663	8.250	01-01-29	43,481	36,176
Shelving Rock, Loan ID - R1D7156530174	7.250	04-01-28	88,610	73,724
Shelving Rock, Loan ID - R1D7157215669	6.500	02-01-44	5,083	4,229
Shelving Rock, Loan ID - R1D7157308823	8.000	03-01-29	74,874	62,295
Shelving Rock, Loan ID - R1D7158076955	11.250	03-01-32	139,027	115,671
Shelving Rock, Loan ID - R1D7158284666	8.250	03-01-28	50,155	41,729
Shelving Rock, Loan ID - R1D7159142975	8.875	05-01-37	23,742	19,753
Shelving Rock, Loan ID - R1D7190028	5.000	01-01-35	162,323	135,053
Shelving Rock, Loan ID - R1D728102939 (I)	7.250	04-01-26	70,894	58,984
Shelving Rock, Loan ID - R1D7358309	6.375	08-01-43	73,052	60,779
Shelving Rock, Loan ID - R1D7358890 (I)	7.500	12-01-29	189,249	157,455
Shelving Rock, Loan ID - R1D7371699	4.000	05-01-32	151,041	125,666
Shelving Rock, Loan ID - R1D7372448	9.000	05-01-37	244,519	203,439
Shelving Rock, Loan ID - R1D7379247	7.000	10-01-29	62,019	51,600
Shelving Rock, Loan ID - R1D7403476 (I)	7.750	10-01-35	19,112	15,902
Shelving Rock, Loan ID - R1D7501299 (I)	10.125	04-01-26	35,573	29,596
Shelving Rock, Loan ID - R1D7501374	9.500	10-01-26	44,407	36,947
Shelving Rock, Loan ID - R1D7612362392 (I)	7.325	08-01-25	75,172	62,543
Shelving Rock, Loan ID - R1D7612363572	10.000	08-01-36	7,017	5,838
Shelving Rock, Loan ID - R1D7612563619 (I)	5.000	12-01-25	35,332	29,396
Shelving Rock, Loan ID - R1D7612687814	7.625	05-01-27	64,491	53,656
Shelving Rock, Loan ID - R1D7612782771	12.250	09-01-28	3,824	3,181
Shelving Rock, Loan ID - R1D7612791616 (H)	6.490	12-01-36	134,514	111,916
Shelving Rock, Loan ID - R1D7612815027	8.312	01-01-37	52,508	43,686
Shelving Rock, Loan ID - R1D7612822130	7.000	02-01-28	41,436	34,474
Shelving Rock, Loan ID - R1D7612845552	6.000	12-01-26	54,374	45,239
Shelving Rock, Loan ID - R1D7612870923	9.625	06-01-33	27,981	23,280
Shelving Rock, Loan ID - R1D7612900092 (I)	9.625	08-01-25	14,263	11,867
Shelving Rock, Loan ID - R1D7612916767	5.500	12-01-28	142,014	118,156
Shelving Rock, Loan ID - R1D7612930362 (I)	6.750	12-01-28	94,632	78,733
Shelving Rock, Loan ID - R1D7612930867	6.000	03-01-30	97,984	81,523
Shelving Rock, Loan ID - R1D7612934083	6.000	12-01-31	35,874	29,848
Shelving Rock, Loan ID - R1D7612946632 (I)	8.000	04-01-26	95,772	79,682
Shelving Rock, Loan ID - R1D7612968586 (I)	5.000	05-01-25	68,107	56,665
Shelving Rock, Loan ID - R1D7612982157	9.125	12-01-31	14,283	11,883
Shelving Rock, Loan ID - R1D7612984567	5.375	01-01-32	64,566	53,719
Shelving Rock, Loan ID - R1D7612987701	5.250	01-01-32	31,682	26,359
Shelving Rock, Loan ID - R1D7612987966	6.250	08-01-26	54,207	45,100
Shelving Rock, Loan ID - R1D7612994574	7.875	12-01-31	45,012	37,450
Shelving Rock, Loan ID - R1D7613006691	7.500	05-01-27	57,833	48,117
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	8

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7613024009	7.500	01-01-32	55,843	$46,461
Shelving Rock, Loan ID - R1D7613048636	8.000	06-01-30	37,965	31,587
Shelving Rock, Loan ID - R1D7613050301 (I)	8.000	04-01-29	17,986	14,964
Shelving Rock, Loan ID - R1D7613070523	6.000	02-01-30	70,822	58,924
Shelving Rock, Loan ID - R1D7613081298	8.375	01-01-28	41,268	34,335
Shelving Rock, Loan ID - R1D7613115377	9.125	03-01-32	2,820	2,346
Shelving Rock, Loan ID - R1D7613121615	7.000	09-01-29	171,798	142,936
Shelving Rock, Loan ID - R1D7613170885 (I)	7.000	04-01-25	55,924	46,529
Shelving Rock, Loan ID - R1D7613171974	9.250	04-01-37	41,064	34,165
Shelving Rock, Loan ID - R1D7613181106	8.000	05-01-37	8,202	6,824
Shelving Rock, Loan ID - R1D7613184407	8.625	03-01-35	22,437	18,667
Shelving Rock, Loan ID - R1D7613190008 (I)	8.500	05-01-25	75,279	62,632
Shelving Rock, Loan ID - R1D7613190438	5.000	01-01-27	108,297	90,103
Shelving Rock, Loan ID - R1D7613192491	5.000	03-01-29	44,731	37,216
Shelving Rock, Loan ID - R1D7613201664	5.000	04-01-32	47,326	39,375
Shelving Rock, Loan ID - R1D7613204593	6.000	02-01-27	112,435	93,546
Shelving Rock, Loan ID - R1D7614380152	7.500	06-01-27	125,444	104,370
Shelving Rock, Loan ID - R1D7616147567	11.900	08-01-37	66,215	55,091
Shelving Rock, Loan ID - R1D7618434583	9.000	02-01-30	75,085	62,471
Shelving Rock, Loan ID - R1D7618446017 (I)	9.375	12-01-31	14,864	12,367
Shelving Rock, Loan ID - R1D7618446488	5.000	12-01-28	108,310	90,114
Shelving Rock, Loan ID - R1D7618452353	9.875	03-01-27	38,271	31,841
Shelving Rock, Loan ID - R1D772832781	6.750	04-01-28	14,987	12,469
Shelving Rock, Loan ID - R1D789786346	7.750	01-01-29	160,374	133,432
Shelving Rock, Loan ID - R1D789806906	5.000	08-01-32	195,925	163,009
Shelving Rock, Loan ID - R1D789909929	7.375	12-01-27	56,810	47,266
Shelving Rock, Loan ID - R1D789914746	8.000	12-01-27	30,955	25,755
Shelving Rock, Loan ID - R1D789919476 (I)	6.000	09-01-25	83,157	69,187
Shelving Rock, Loan ID - R1D789919657 (I)	7.000	02-01-27	230,181	191,511
Shelving Rock, Loan ID - R1D789931830	8.000	02-01-32	61,399	51,084
Shelving Rock, Loan ID - R1D789987287	8.125	03-01-37	33,789	28,112
Shelving Rock, Loan ID - R1D789997444 (I)	10.325	09-01-26	50,996	42,429
Shelving Rock, Loan ID - R1D91004717785 (I)	6.000	05-16-29	138,949	105,074
Shelving Rock, Loan ID - R1D91004729618 (I)	4.500	01-17-37	19,993	15,119
Shelving Rock, Loan ID - R1D91004736151	3.500	12-07-36	80,015	60,507
Shelving Rock, Loan ID - R1D91005327572	7.000	09-20-29	95,251	72,029
Shelving Rock, Loan ID - R1D91005337038	6.500	11-20-29	126,360	95,554
Shelving Rock, Loan ID - R1D91084131 (I)	6.500	03-01-26	49,884	37,722
Shelving Rock, Loan ID - R1D912791 (I)	9.375	12-01-27	71,772	54,274
Shelving Rock, Loan ID - R1D9131159016	9.990	12-01-26	70,186	53,074
Shelving Rock, Loan ID - R1D9131945755 (I)	12.125	04-25-29	48,369	36,576
Shelving Rock, Loan ID - R1D9141942568	7.000	01-01-28	79,418	60,056
Shelving Rock, Loan ID - R1D9142583663	0.000	01-25-50	43,821	33,137
Shelving Rock, Loan ID - R1D9146661473 (I)	7.000	12-01-36	86,393	65,331
Shelving Rock, Loan ID - R1D9146948925	5.000	10-01-27	195,478	147,821
Shelving Rock, Loan ID - R1D9148123833 (H)	10.400	08-01-25	50,787	38,405
Shelving Rock, Loan ID - R1D9148506475	2.000	02-01-42	63,343	47,900
Shelving Rock, Loan ID - R1D9148600650 (H)	8.500	02-01-42	39,478	29,854
Shelving Rock, Loan ID - R1D9150222640	9.250	08-01-29	65,072	49,208
Shelving Rock, Loan ID - R1D9155752270	7.125	07-01-28	82,696	62,535
Shelving Rock, Loan ID - R1D9155934430	9.375	04-01-30	40,737	30,806
Shelving Rock, Loan ID - R1D9156031844 (I)	11.500	02-25-32	36,502	27,603
Shelving Rock, Loan ID - R1D9157715050	6.000	03-01-42	20,355	15,393
Shelving Rock, Loan ID - R1D9158148327 (I)	8.375	08-01-28	57,412	43,415
Shelving Rock, Loan ID - R1D9158148855	7.000	04-01-29	129,093	97,620
Shelving Rock, Loan ID - R1D9158767452 (I)	9.000	04-01-37	66,138	50,013
9	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D9158789377	9.250	03-01-29	27,096	$20,490
Shelving Rock, Loan ID - R1D9158991614	0.000	06-25-41	51,766	39,146
Shelving Rock, Loan ID - R1D9200612828	7.500	03-15-29	94,138	71,187
Shelving Rock, Loan ID - R1D9241924992	10.610	09-01-27	69,886	52,848
Shelving Rock, Loan ID - R1D9249324178 (I)	6.000	08-01-36	49,984	37,798
Shelving Rock, Loan ID - R1D9284407970	11.000	11-02-35	3,822	2,890
Shelving Rock, Loan ID - R1D930560148 (I)	4.830	09-01-28	101,519	76,769
Shelving Rock, Loan ID - R1D9310904 (I)	7.600	01-15-29	88,975	67,283
Shelving Rock, Loan ID - R1D9371864 (I)	9.000	11-01-29	53,777	40,666
Shelving Rock, Loan ID - R1D9372093	8.000	01-01-34	55,450	41,931
Shelving Rock, Loan ID - R1D9379972	5.000	12-01-36	130,238	98,486
Shelving Rock, Loan ID - R1D9400157 (I)	8.500	10-20-31	27,491	20,788
Shelving Rock, Loan ID - R1D9500145 (H)	6.975	07-01-41	134,185	101,471
Shelving Rock, Loan ID - R1D9610225724	12.300	05-01-27	75,797	57,318
Shelving Rock, Loan ID - R1D9612072348	0.000	05-01-31	16,358	12,370
Shelving Rock, Loan ID - R1D9612761841 (I)	7.000	09-01-28	54,342	41,093
Shelving Rock, Loan ID - R1D9612799072 (I)	9.500	12-01-36	31,329	23,691
Shelving Rock, Loan ID - R1D9612818088	9.125	02-01-32	70,108	53,016
Shelving Rock, Loan ID - R1D9612840629 (I)	8.063	06-01-30	67,302	50,894
Shelving Rock, Loan ID - R1D9612844068 (I)	6.250	08-01-29	135,783	102,679
Shelving Rock, Loan ID - R1D9612943639 (I)	8.250	02-01-27	58,064	43,908
Shelving Rock, Loan ID - R1D9612960286 (I)	0.000	06-01-45	34,415	26,025
Shelving Rock, Loan ID - R1D9612970285	9.375	06-01-33	16,033	12,124
Shelving Rock, Loan ID - R1D9612980318	0.000	06-01-31	3,410	2,578
Shelving Rock, Loan ID - R1D9612999292 (I)	5.500	02-01-27	425,946	322,100
Shelving Rock, Loan ID - R1D9612999375	10.125	09-01-29	23,871	18,051
Shelving Rock, Loan ID - R1D9613041136	10.250	01-01-32	33,671	25,462
Shelving Rock, Loan ID - R1D9613067354 (I)	9.125	03-01-27	1,420	1,074
Shelving Rock, Loan ID - R1D9613089978	0.000	02-01-31	13,922	10,528
Shelving Rock, Loan ID - R1D9613099894 (I)	7.875	11-01-29	73,474	55,561
Shelving Rock, Loan ID - R1D9613107093 (I)	6.750	03-01-28	108,877	82,333
Shelving Rock, Loan ID - R1D9613127596 (I)	8.875	03-01-26	17,772	13,439
Shelving Rock, Loan ID - R1D9613142967	10.125	05-01-29	13,254	10,023
Shelving Rock, Loan ID - R1D9613176767	0.000	04-01-34	26,547	20,075
Shelving Rock, Loan ID - R1D9613184639	8.875	03-01-27	45,953	34,749
Shelving Rock, Loan ID - R1D9613207661 (H)	8.500	04-01-32	51,893	39,241
Shelving Rock, Loan ID - R1D9614389724	6.250	11-01-29	166,473	125,887
Shelving Rock, Loan ID - R1D9615372729	6.000	09-01-28	71,481	54,054
Shelving Rock, Loan ID - R1D9616148953 (I)	6.850	04-01-26	133,296	100,798
Shelving Rock, Loan ID - R1D9616189072 (I)	0.000	11-01-36	54,602	41,290
Shelving Rock, Loan ID - R1D9617588413	6.500	09-01-28	179,138	135,464
Shelving Rock, Loan ID - R1D9617704952 (I)	9.250	05-01-29	40,580	30,687
Shelving Rock, Loan ID - R1D9617982608	8.000	06-01-29	147,234	111,338
Shelving Rock, Loan ID - R1D9618205744 (I)	7.823	03-25-31	36,705	27,756
Shelving Rock, Loan ID - R1D9618442362	7.000	12-01-36	57,254	43,295
Shelving Rock, Loan ID - R1D9618448088	8.000	02-01-28	26,992	20,411
Shelving Rock, Loan ID - R1D9618449102	7.750	05-01-29	65,553	49,571
Shelving Rock, Loan ID - R1D9618450936	6.250	06-01-29	88,089	66,613
Shelving Rock, Loan ID - R1D9618452650 (I)	6.875	05-01-25	141,023	106,641
Shelving Rock, Loan ID - R1D989786385	6.000	09-01-27	131,980	99,803
Shelving Rock, Loan ID - R1D989786394 (I)	8.750	11-01-29	54,318	41,075
Shelving Rock, Loan ID - R1D989906775 (I)	11.250	07-01-26	3,873	2,929
Shelving Rock, Loan ID - R1D989925469	0.000	11-01-30	16,419	12,416
Shelving Rock, Loan ID - R1D989993682	7.500	02-01-31	23,667	17,897
JH Residential Whole Loan Trust II (F)(G) 0.2%				418,938
Achieve, Loan ID - R21032974202	15.250	10-01-33	36,390	37,372
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	10

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2697191542	8.875	12-01-55	58,472	$60,051
Achieve, Loan ID - R2697191815	10.750	12-01-40	35,966	36,937
Achieve, Loan ID - R2697192730	12.500	12-01-40	66,543	68,340
Achieve, Loan ID - R2697192995	11.625	12-01-40	98,610	101,273
Achieve, Loan ID - R2697193118	10.000	12-01-40	75,465	77,503

Achieve, Loan ID - R2697193175	11.750	12-01-40	36,477	37,462
Term loans (J) 10.1%				$29,041,889
(Cost $28,589,265)
Commercial real estate lending 7.1%				20,459,291
Genprov Holdco LLC, Term Loan (F)(I)	0.000	08-11-26	4,914,630	4,784,392
MCR Newark Airport LLC, Term Loan (1 month CME Term SOFR + 6.250%) (F)	9.907	04-11-27	4,860,552	4,859,580
Verena at Gilbert, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (F)	8.657	01-11-27	4,819,657	4,815,319
Verena at Hillard, Term Loan (1 month CME Term SOFR + 5.350%) (F)	9.007	04-11-27	6,000,000	6,000,000
Equipment 3.0%				8,582,598
VCI Asset Holdings 1 LLC, Fixed Term Loan	10.000	11-20-30	8,100,000	8,582,598

Value
Special purpose vehicles 9.6%	$27,766,338
(Cost $28,539,386)
Industrials 7.0%	20,130,557
JH Arbor Leasing LLC (H)(K)(L)	6,487,974
JH Finance LeaseCo LLC (K)(L)	258,426
JH Liftco LLC (F)(K)(L)	5,036,722
JH Rail LLC (F)(K)(L)	8,347,435
Real estate 0.0%	146,099
JH REO Trust (F)(K)(L)	146,099
Transportation assets 2.6%	7,489,682
MSN 803 Trust (F)(K)(L)	7,489,682

	Rate (%)	Maturity date	Par value^	Value
Consumer-related assets 5.6%				$16,020,651
(Cost $15,910,951)
Consumer loans 5.6%				16,020,651
ACHV ABS Trust
Series 2023-3PL, Class R (A)(E)(F)	—	08-19-30	2,637	208,384
Series 2023-1PL, Class CERT (A)(E)	—	03-18-30	37,848	3,167,537
Avant Loans Funding Trust
Series 2025-REV1, Class D (A)	8.390	05-15-34	3,000,000	3,018,980
Series 2024-REV1, Class C (A)(C)	7.060	10-15-33	1,750,000	1,746,755
Best Egg Asset Structured Pass Through Master Trust
Series 2025-A, Class CERT (A)(E)(F)	—	01-15-35	3,003	240,983
Series 2025-C, Class CERT (A)(E)(F)	—	03-15-35	3,003	201,526
Series 2025-B, Class CERT (A)(E)(F)	—	02-15-35	3,003	331,649
Series 2025-D, Class CERT (A)(E)(F)	—	04-15-35	3,003	367,137
Credit Suisse ABS Repackaging Trust
Series 2013-A, Class R1 (A)(E)(F)	—	04-25-43	5,000	1,088,171
Freedom Financial ABS Trust
Series 2022-3FP, Class CERT (A)(E)	—	08-20-29	23,900	2,111,857
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class E (A)	7.790	06-25-60	900,674	912,229
Mosaic Solar Loan Trust
Series 2018-2GS, Class R IO (A)(E)	—	02-22-44	19,131,000	2,625,443
11	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value

Profit participating notes 3.8%					$11,011,729
(Cost $11,052,291)
Corporate asset-based credit 3.8%					10,908,285
Tilapia Finance Profit Participating Notes, Series 2 (3 month EURIBOR + 6.900%) (D)(F)	9.384	12-12-33	EUR	795,347	911,285
Tilapia Finance Profit Participating Notes, Series 4 (3 month CME Term SOFR + 7.900%) (D)(F)	11.651	12-31-34		10,000,000	9,997,000
Transportation assets 0.0%					103,444
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company (K)(M)	—	04-26-44		20,897,863	103,444

Corporate asset-based credit 1.7%					$4,991,229
(Cost $5,000,000)
Materials 1.7%					4,991,229
CG Finance A LP
Series 2023-1, Class A	11.500	06-28-28		5,000,000	4,991,229

	Units	Value
Membership interests 1.5%		$4,265,786
(Cost $4,268,364)
Commercial mortgage-backed securities 1.5%		4,265,786
PTMOA LLC
Series 2026-FRRA, Class A2 (A)	7,320,285	4,265,786

	Rate (%)	Maturity date	Par value^	Value
Consumer loans 1.2%				$3,372,787
(Cost $3,493,271)
JH Consumer Loan Trust (F)(G) 1.2%				3,372,787
Achieve, Loan ID - C18648251	20.990	12-14-26	5,051	5,018
Achieve, Loan ID - C22902472	16.740	12-10-26	7,033	6,986
Achieve, Loan ID - C23301086	21.740	03-13-28	11,689	11,610
Achieve, Loan ID - C23500788	8.490	01-15-28	4,734	4,702
Achieve, Loan ID - C23964782	26.990	12-10-27	19,940	19,807
Achieve, Loan ID - C23966505	26.990	02-28-28	10,392	10,322
Achieve, Loan ID - C23988868 (H)	21.740	12-10-27	11,342	11,266
Achieve, Loan ID - C23992646	26.990	01-15-28	5,487	5,450
Achieve, Loan ID - C23992707	21.990	12-02-27	20,342	20,205
Achieve, Loan ID - C24002565	26.990	12-10-27	4,712	4,681
Achieve, Loan ID - C24119783	26.740	01-20-28	6,424	6,381
Achieve, Loan ID - C24178392	14.240	01-26-28	10,820	10,747
Achieve, Loan ID - C24219111	13.740	12-14-26	9,443	9,380
Achieve, Loan ID - C24228404	19.740	01-27-27	5,755	5,716
Achieve, Loan ID - C24234040	15.490	02-27-28	8,817	8,758
Achieve, Loan ID - C24284884	26.240	01-20-28	6,771	6,726
Achieve, Loan ID - C24328234	24.240	02-29-28	20,596	20,458
Achieve, Loan ID - C24332351	26.490	05-29-27	25,327	25,157
Achieve, Loan ID - C24702290	25.490	12-24-27	3,943	3,917
Achieve, Loan ID - C24708215	17.740	03-16-27	4,909	4,876
Achieve, Loan ID - C24770901	18.990	12-25-26	4,270	4,241
Achieve, Loan ID - C24785164	20.740	12-25-27	7,382	7,333
Achieve, Loan ID - C24842245	9.240	12-26-27	4,475	4,445
Achieve, Loan ID - C24891649	23.490	04-24-27	17,040	16,926
Achieve, Loan ID - C24929161	25.740	03-12-28	9,820	9,755
Achieve, Loan ID - C24941009	20.240	02-25-27	3,316	3,294
Achieve, Loan ID - C24941466	26.490	12-30-26	1,059	1,051
Achieve, Loan ID - C31322342	26.990	06-14-28	5,409	5,373
Achieve, Loan ID - C31358659	20.740	06-12-28	5,137	5,102
Achieve, Loan ID - C31359319	21.740	06-12-28	5,401	5,364
Achieve, Loan ID - C31375823	24.240	06-18-27	5,848	5,809
Achieve, Loan ID - C31376581	18.990	06-16-28	5,999	5,959
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	12

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31384566	26.990	09-26-28	16,024	$15,917
Achieve, Loan ID - C31388466	20.490	06-13-28	7,562	7,512
Achieve, Loan ID - C31388907	20.740	06-16-27	11,476	11,399
Achieve, Loan ID - C31389230	26.990	06-16-28	527	523
Achieve, Loan ID - C31389544	18.240	10-15-26	8,761	8,703
Achieve, Loan ID - C31390921	22.490	06-13-27	1,557	1,547
Achieve, Loan ID - C31391521	26.990	06-14-28	4,955	4,921
Achieve, Loan ID - C31394748	23.990	06-29-27	3,953	3,927
Achieve, Loan ID - C31395045	22.990	05-01-28	6,632	6,587
Achieve, Loan ID - C31395796	24.240	07-30-28	8,986	8,926
Achieve, Loan ID - C31396148	21.740	02-28-29	15,948	15,841
Achieve, Loan ID - C31396302	26.990	07-26-28	4,622	4,591
Achieve, Loan ID - C31399171	22.990	06-29-28	17,104	16,989
Achieve, Loan ID - C31404074	14.740	06-25-27	4,603	4,572
Achieve, Loan ID - C31405619	23.740	06-16-28	5,268	5,233
Achieve, Loan ID - C31416188	26.990	06-20-28	11,466	11,389
Achieve, Loan ID - C31421074	22.740	06-23-27	6,573	6,529
Achieve, Loan ID - C31424651	26.990	06-14-28	5,605	5,568
Achieve, Loan ID - C31439606	18.990	09-30-27	8,546	8,489
Achieve, Loan ID - C31446756	18.990	06-29-27	4,699	4,667
Achieve, Loan ID - C34505570	17.240	11-17-26	1,732	1,720
Achieve, Loan ID - C34651006	25.240	11-06-27	5,445	5,409
Achieve, Loan ID - C34722397	13.990	11-20-27	5,431	5,394
Achieve, Loan ID - C34739349	25.990	12-28-28	4,403	4,374
Achieve, Loan ID - C34763286	14.490	11-20-26	3,007	2,987
Achieve, Loan ID - C34778675	19.990	10-06-27	4,561	4,531
Achieve, Loan ID - C34779309	21.240	11-21-27	6,749	6,704
Achieve, Loan ID - C34822398	21.240	11-17-27	6,616	6,572
Achieve, Loan ID - C34859657	25.990	11-18-28	14,942	14,842
Achieve, Loan ID - C34873664	25.990	12-20-28	10,915	10,842
Achieve, Loan ID - C34895842	14.240	10-06-26	1,254	1,246
Achieve, Loan ID - C34903520	25.990	11-07-28	10,362	10,292
Achieve, Loan ID - C34903753	13.990	11-10-28	6,951	6,905
Achieve, Loan ID - C34905741	25.990	02-19-29	3,988	3,961
Achieve, Loan ID - C34910473	24.240	12-20-26	6,169	6,127
Achieve, Loan ID - C34925650	21.240	11-21-28	12,160	12,079
Arivo, Loan ID - C1380541	21.950	04-22-29	31,032	30,898
Arivo, Loan ID - C1381078	21.260	04-27-29	19,767	19,682
Arivo, Loan ID - C1381533	18.000	04-13-29	16,240	16,170
Arivo, Loan ID - C1381923	20.150	04-23-29	16,387	16,317
Arivo, Loan ID - C1382501	20.570	03-30-29	13,848	13,788
Arivo, Loan ID - C1383648	22.830	10-12-27	19,670	19,586
Arivo, Loan ID - C1384529	22.200	04-30-29	23,655	23,553
Arivo, Loan ID - C1385054 (H)	16.820	04-18-29	22,161	22,065
Arivo, Loan ID - C1385469	22.990	10-19-28	9,445	9,404
Arivo, Loan ID - C1385521	20.000	10-19-27	30,201	30,071
Arivo, Loan ID - C1385526	20.570	04-30-29	19,888	19,802
Arivo, Loan ID - C1385548	14.700	04-04-29	26,239	26,127
Arivo, Loan ID - C1385661	20.000	04-21-29	28,625	28,502
Arivo, Loan ID - C1385838	17.850	04-29-29	20,726	20,637
Arivo, Loan ID - C1386089	20.200	04-22-29	16,846	16,774
Arivo, Loan ID - C1386584	20.000	04-21-29	14,341	14,280
Arivo, Loan ID - C1386680	17.000	04-21-29	442	440
Arivo, Loan ID - C1386731	13.450	04-23-29	19,011	18,930
Arivo, Loan ID - C1387295	18.890	04-22-29	22,614	22,517
Arivo, Loan ID - C1387393	16.860	04-25-29	24,504	24,399
13	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1387501	18.900	04-22-29	9,188	$9,149
Arivo, Loan ID - C1387732	20.660	04-23-29	18,400	18,321
Arivo, Loan ID - C1387802	18.000	04-22-29	14,385	14,323
Arivo, Loan ID - C1387840	20.110	04-22-29	21,108	21,018
Arivo, Loan ID - C1387867	20.000	04-25-29	22,110	22,015
Arivo, Loan ID - C1388265	20.410	04-23-29	15,858	15,790
Arivo, Loan ID - C1388383	18.000	04-23-29	14,291	14,229
Arivo, Loan ID - C1388406	16.500	04-23-29	6,212	6,185
Arivo, Loan ID - C1388509	21.260	04-25-29	23,203	23,103
Arivo, Loan ID - C1388512	18.000	04-23-29	16,627	16,555
Arivo, Loan ID - C1388696	19.230	04-12-29	19,584	19,500
Arivo, Loan ID - C1388855	22.900	04-15-29	17,145	17,071
Arivo, Loan ID - C1388993	18.210	04-23-29	23,684	23,582
Arivo, Loan ID - C1389039	18.710	04-09-29	28,595	28,472
Arivo, Loan ID - C1389201	14.610	04-14-29	26,412	26,298
Arivo, Loan ID - C1389425	16.390	05-01-29	20,124	20,037
Arivo, Loan ID - C1389469	20.000	04-25-29	20,631	20,542
Arivo, Loan ID - C1389502	19.740	04-28-29	21,961	21,866
Arivo, Loan ID - C1389530	20.130	04-26-29	15,614	15,547
Arivo, Loan ID - C1389587	13.740	04-25-29	28,252	28,131
Arivo, Loan ID - C1389869	17.250	10-25-27	9,336	9,295
Arivo, Loan ID - C1390027	17.150	04-23-29	17,750	17,674
Arivo, Loan ID - C1390140	21.880	04-26-29	13,112	13,055
Arivo, Loan ID - C1390165	20.080	04-26-29	17,819	17,742
Arivo, Loan ID - C1390258	20.500	04-11-29	14,049	13,988
Arivo, Loan ID - C1390345	20.000	04-26-29	20,165	20,079
Arivo, Loan ID - C1390443	17.030	04-26-29	22,387	22,290
Arivo, Loan ID - C1390475	20.890	04-26-29	16,173	16,104
Arivo, Loan ID - C1390640	20.000	04-25-29	21,039	20,948
Arivo, Loan ID - C1390700	20.000	04-27-29	19,702	19,618
Arivo, Loan ID - C1390709	18.000	04-27-29	23,773	23,671
Arivo, Loan ID - C1390735	18.060	04-13-29	26,467	26,353
Arivo, Loan ID - C1390766	17.830	04-27-29	15,656	15,589
Arivo, Loan ID - C1390807 (H)	22.540	04-27-29	18,960	18,878
Arivo, Loan ID - C1391006	18.430	04-26-29	19,530	19,446
Arivo, Loan ID - C1391008	21.850	04-27-29	20,174	20,088
Arivo, Loan ID - C1391067	17.910	04-27-29	18,687	18,606
Arivo, Loan ID - C1391262	16.960	04-27-29	11,741	11,691
Arivo, Loan ID - C1391263	18.000	04-27-29	27,352	27,235
Arivo, Loan ID - C1391280	20.260	04-27-29	17,439	17,364
Arivo, Loan ID - C1391342	14.930	04-28-29	12,977	12,922
Arivo, Loan ID - C1391483	16.470	04-28-29	8,901	8,863
Arivo, Loan ID - C1391610	20.570	04-13-29	19,928	19,842
Arivo, Loan ID - C1391647 (H)	20.570	04-29-29	13,702	13,643
Arivo, Loan ID - C1391652	19.570	04-25-29	13,465	13,407
Arivo, Loan ID - C1391694	20.000	04-28-29	35,165	35,014
Arivo, Loan ID - C1391736	16.550	04-29-29	17,067	16,994
Arivo, Loan ID - C1391838	22.660	04-28-29	25,688	25,578
Arivo, Loan ID - C1392009	16.290	10-13-27	4,674	4,654
Arivo, Loan ID - C1392078	18.000	04-28-29	3,692	3,676
Arivo, Loan ID - C1392104	18.000	04-28-29	19,671	19,587
Arivo, Loan ID - C1392258	18.000	04-29-29	13,199	13,143
Arivo, Loan ID - C1392327	18.000	04-14-29	22,972	22,874
Arivo, Loan ID - C1392364	22.070	04-29-29	20,351	20,263
Arivo, Loan ID - C1392401	21.440	04-29-29	16,630	16,558
Arivo, Loan ID - C1392420	14.430	10-29-27	5,126	5,104
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	14

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1392421	20.000	04-28-29	20,531	$20,443
Arivo, Loan ID - C1392514	20.000	04-29-29	17,797	17,721
Arivo, Loan ID - C1392527	14.780	04-29-29	34,293	34,145
Arivo, Loan ID - C1392568	14.740	04-29-29	15,014	14,949
Arivo, Loan ID - C1392580	14.420	04-30-29	3,459	3,444
Arivo, Loan ID - C1392651	20.270	05-02-29	21,852	21,758
Arivo, Loan ID - C1392768	18.000	04-15-29	14,723	14,660
Arivo, Loan ID - C1392780	24.050	04-29-29	17,348	17,273
Arivo, Loan ID - C1392844	17.970	04-29-29	16,803	16,730
Arivo, Loan ID - C1392924	22.500	05-04-29	23,063	22,964
Arivo, Loan ID - C1392970	20.000	04-15-29	11,518	11,469
Arivo, Loan ID - C1392982	20.060	04-25-29	26,544	26,430
Arivo, Loan ID - C1393035	12.830	04-30-29	33,007	32,865
Arivo, Loan ID - C1393075	15.310	04-15-29	19,172	19,090
Arivo, Loan ID - C1393081	14.660	04-30-29	13,587	13,529
Arivo, Loan ID - C1393111	17.560	04-29-29	23,412	23,312
Arivo, Loan ID - C1393122	18.260	04-30-29	14,355	14,294
Arivo, Loan ID - C1393159 (H)	21.090	10-25-27	13,612	13,554
Arivo, Loan ID - C1393204	20.560	04-30-29	17,764	17,688
Arivo, Loan ID - C1393263	19.710	04-30-29	19,245	19,162
Arivo, Loan ID - C1393343	19.960	04-26-29	6,276	6,249
Arivo, Loan ID - C1393348	20.300	04-30-29	9,783	9,741
Arivo, Loan ID - C1393472	20.000	04-30-29	34,068	33,922
Arivo, Loan ID - C1393511	18.000	04-30-29	19,278	19,195
Arivo, Loan ID - C1393576	21.540	04-30-29	19,881	19,796
Arivo, Loan ID - C1393593	14.460	05-01-29	20,431	20,343
Arivo, Loan ID - C1393720	14.520	04-30-29	18,188	18,110
Arivo, Loan ID - C1393734 (H)	16.870	04-25-29	32,953	32,812
Arivo, Loan ID - C1393979	21.130	04-16-29	31,796	31,659
Arivo, Loan ID - C1394007	21.300	04-30-29	11,798	11,747
Arivo, Loan ID - C1394076	18.670	05-01-29	18,731	18,650
Arivo, Loan ID - C1394218	17.260	04-17-29	14,885	14,821
Arivo, Loan ID - C1394326	13.540	05-01-29	29,977	29,848
Arivo, Loan ID - C1394447	15.570	05-01-29	19,755	19,670
Arivo, Loan ID - C1394484	20.000	05-01-29	13,616	13,557
Arivo, Loan ID - C1394590	14.710	04-17-29	13,095	13,038
Arivo, Loan ID - C1394614	16.820	05-01-29	25,451	25,341
Arivo, Loan ID - C1394691	15.960	05-01-29	21,163	21,072
Arivo, Loan ID - C1394975	16.750	04-26-29	17,024	16,950
Arivo, Loan ID - C1395036	18.600	04-18-29	16,173	16,103
Arivo, Loan ID - C1395055	18.950	05-02-29	28,670	28,547
Arivo, Loan ID - C1395098	14.860	05-02-29	30,453	30,322
Arivo, Loan ID - C1395182	17.670	05-02-29	11,880	11,829
Arivo, Loan ID - C1395239	17.130	04-30-29	22,393	22,297
Arivo, Loan ID - C1395328	20.000	04-18-29	21,763	21,669
Arivo, Loan ID - C1395338	19.730	05-03-29	26,108	25,996
Arivo, Loan ID - C1395472	17.210	05-02-29	25,223	25,114
Arivo, Loan ID - C1395714	18.000	05-02-29	18,955	18,874
Arivo, Loan ID - C1395914	16.090	05-03-29	9,065	9,026
Arivo, Loan ID - C1395983	16.840	05-03-29	16,651	16,580
Arivo, Loan ID - C1396446	20.570	05-04-29	18,704	18,624
Arivo, Loan ID - C1397113	19.680	05-04-29	28,020	27,899
Arivo, Loan ID - C1397185	20.570	05-04-29	13,727	13,668
Arivo, Loan ID - C1397666 (H)	21.960	05-05-29	21,273	21,181
Arivo, Loan ID - C1483586	24.370	09-07-29	27,448	27,330
Arivo, Loan ID - C1485900	19.770	09-10-29	19,590	19,506
15	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1486798	21.980	09-12-29	14,631	$14,568
Arivo, Loan ID - C1487273	20.000	09-12-29	24,890	24,783
Arivo, Loan ID - C1488090	20.000	09-15-29	16,095	16,025
Arivo, Loan ID - C1488149	17.370	09-17-29	33,157	33,014
Arivo, Loan ID - C1488570	12.980	09-14-29	4,290	4,271
Arivo, Loan ID - C1488990	18.000	09-15-29	23,065	22,966
Arivo, Loan ID - C1489048	17.770	08-30-29	21,029	20,939
Arivo, Loan ID - C1489582	16.430	09-16-29	14,500	14,437
Arivo, Loan ID - C1490515	19.680	09-04-29	20,562	20,473
Arivo, Loan ID - C1491219	17.650	09-04-29	30,312	30,182
Arivo, Loan ID - C1492310	20.890	09-21-29	24,450	24,345
Arivo, Loan ID - C1492454	19.010	09-07-29	19,198	19,116
Arivo, Loan ID - C1492664	18.000	09-06-29	15,576	15,509
Arivo, Loan ID - C1493370	19.430	09-22-29	22,863	22,765
Arivo, Loan ID - C1493394	24.340	09-22-29	20,719	20,629

Arivo, Loan ID - C1493661	21.050	09-23-29	30,187	30,057
Credit-linked notes 9.5%				$27,292,620
(Cost $27,724,778)
Consumer loans 4.2%				12,187,836
Ally Bank Auto Credit-Linked Note
Series 2025-A, Class F (A)	6.942	06-15-33	1,712,366	1,711,519
Series 2025-B, Class F (A)	6.942	09-15-33	1,406,292	1,405,416
Series 2026-A, Class F (A)	7.294	03-15-34	1,785,586	1,786,051
Huntington Bank Auto Credit-Linked Note
Series 2024-1, Class E (30 day Average SOFR + 8.250%) (A)(D)	11.871	05-20-32	377,189	376,222
Santander Bank Auto Credit-Linked Note
Series 2023-A, Class G (A)	24.695	06-15-33	2,698,510	2,965,981
Truist Bank Auto Credit-Linked Note
Series 2025-1, Class D (A)	9.685	09-26-33	1,066,501	1,075,355
Series 2026-1, Class D (A)	10.101	06-26-34	1,850,041	1,876,086
U.S. Bank NA Auto Credit-Linked Note
Series 2023-1, Class D (A)	13.597	08-25-32	136,026	137,137
Series 2025-SUP1, Class R (30 day Average SOFR + 7.500%) (A)(D)(F)	11.120	02-25-32	856,639	854,069
Corporate asset-backed securities 5.3%				15,104,784
Deutsche Bank AG Credit-Linked Note
Series 2024-1A, Class CLN (3 month CME Term SOFR + 9.250%) (A)(D)(F)	13.000	11-21-33	5,000,000	4,893,500
Series 2025-2A, Class CLN (3 month CME Term SOFR + 7.250%) (A)(D)(F)	11.001	01-21-35	5,750,000	5,675,825
Series 2026-1A, Class CLN (3 month CME Term SOFR + 7.000%) (A)(D)(F)	10.751	10-21-35	1,500,000	1,496,100
MAM SRT Holder II, Ltd.
(1 month CME Term SOFR + 6.500%) (A)(D)(F)	10.157	08-06-32	2,089,884	2,075,464
U.S. Bank C&I Credit-Linked Note
Series 2025-SUP2, Class E (30 day Average SOFR + 3.700%) (A)(D)	7.316	09-25-32	960,405	963,895

	Yield (%)	Shares	Value
Short-term investments 12.9%			$36,900,163
(Cost $36,900,163)
Short-term funds 12.9%			36,900,163
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6047(N)	34,653,436	34,653,436
U.S. Bank Money Market Deposit Account	2.6850(N)	623,354	623,354
Wilmington U.S. Government Money Market Fund, Institutional Class	3.4700(N)	1,623,373	1,623,373

Total investments (Cost $329,390,763) 114.2%	$328,141,938
Other assets and liabilities, net (14.2%)	(40,704,212)
Total net assets 100.0%	$287,437,726

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	16

Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $192,439,074 or 66.9% of the fund’s net assets as of 7-31-26.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(F)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(G)	Loans are privately issued. Loan originator and/or seller is reflected.
(H)	Non-income producing security.
(I)	Non-income producing - borrower is in default.
(J)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(K)	The fund holds an affiliate interest in this investment.
(L)	The fund holds 100% of the economic interests in the investment.
(M)	There is no stated interest rate. The fund holds 100% of the economic interests in the investment.
(N)	The rate shown is the annualized seven-day yield as of 7-31-26.
The fund had the following country composition as a percentage of net assets on 7-31-26:
United States	85.3%
Cayman Islands	6.7%
Germany	4.2%
Ireland	3.8%
TOTAL	100.0%
17	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	1	Short	Sep 2026	$(206,101)	$(205,609)	$492
5-Year U.S. Treasury Note Futures	1	Short	Sep 2026	(106,829)	(105,977)	852
						$1,344
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	692,642	USD	839,826	SSB	10/22/2026	—	$(38,457)
EUR	596,564	USD	704,454	SSB	1/25/2027	—	(11,551)
EUR	511,625	USD	589,517	SSB	4/26/2027	$6,802	—
USD	973,637	EUR	824,832	SSB	10/22/2026	19,328	—
USD	883,871	EUR	726,285	SSB	1/25/2027	40,299	—
USD	756,163	EUR	638,643	SSB	4/26/2027	11,800	—
USD	580,707	EUR	502,210	SSB	7/26/2027	—	(6,807)
						$78,229	$(56,815)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	18

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations, are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private investments are measured at fair value based on the present value of the expected cash flows. There are no quoted prices in active markets and valuations rely primarily on the use of significant unobservable inputs, which require significant judgment. Assumptions and inputs used in the valuation include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Asset-backed securities	$117,504,950	—	$117,504,950	—
Residential loans	49,973,796	—	24,700,511	$25,273,285
Term loans	29,041,889	—	8,582,598	20,459,291
Special purpose vehicles	27,766,338	—	6,746,400	21,019,938
Consumer-related assets	16,020,651	—	13,582,801	2,437,850
Profit participating notes	11,011,729	—	103,444	10,908,285
Corporate asset-based credit	4,991,229	—	4,991,229	—
Membership interests	4,265,786	—	4,265,786	—
Consumer loans	3,372,787	—	—	3,372,787
Credit-linked notes	27,292,620	—	12,297,662	14,994,958
Short-term investments	36,900,163	$36,276,809	623,354	—
Total investments in securities	$328,141,938	$36,276,809	$193,398,735	$98,466,394
Liabilities
Reverse repurchase agreements	$(46,069,948)	—	$(46,069,948)	—
Derivatives:
Assets
Futures	1,344	$1,344	—	—
Forward foreign currency contracts	78,229	—	78,229	—
Liabilities
Forward foreign currency contracts	(56,815)	—	(56,815)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.
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	Residential loans	Term loans	Special purpose vehicles	Consumer- related assets	Profit participating notes	Corporate asset-based credit	Consumer loans	Credit- linked notes	Total
Balance as of 10-31-25	$27,731,827	$29,605,546	$43,814,090	$6,773,881	$1,276,545	$5,154,500	$5,257,729	$15,842,273	$135,456,391
Purchases	21,493,213	701,967	1,283,001	738,245	10,000,000	—	—	1,500,000	35,716,426
Sales	(24,617,782)	(9,693,502)	(14,847,324)	(4,581,398)	(353,768)	—	(1,342,709)	(2,061,376)	(57,497,859)
Realized gain (loss)	558,653	4,794	10,118	(68,870)	30,954	—	(576,503)	(399)	(41,253)
Transfers out of Level 3	—	—	(9,219,034)	—	—	(5,000,000)	—	—	(14,219,034)
Net amortization of (premium) discount	(21,681)	71,984	—	(196,259)	—	—	(31,895)	(89)	(177,940)
Change in unrealized appreciation (depreciation)	129,055	(231,498)	(20,913)	(227,749)	(45,446)	(154,500)	66,165	(285,451)	(770,337)
Balance as of 7-31-26	$25,273,285	$20,459,291	$21,019,938	$2,437,850	$10,908,285	—	$3,372,787	$14,994,958	$98,466,394
Change in unrealized appreciation (depreciation) at period end[1]	$215,214	$(221,307)	$(631,326)	$(182,597)	$(45,446)	—	$113,020	$(285,451)	$(1,037,893)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 7-31-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Residential loans	$25,273,285	Discounted cash flow	Discount rate	7.19% - 31.28%	11.26%
Term loans	20,459,291	Discounted cash flow	Discount rate	10.32% - 14.52%	11.48%
Special purpose vehicles	21,019,938	Discounted cash flow Recent transactions	Discount rate Transaction price	9.48% - 12.05% $100.00	11.12% $100.00
Consumer-related assets	2,437,850	Discounted cash flow	Discount rate	10.77% - 20.00%	13.12%
Profit participating notes	10,908,285	Discounted cash flow	Discount rate	10.17% - 11.48%	11.37%
Consumer loans	3,372,787	Discounted cash flow	Discount rate	6.81% - 8.70%	7.11%
Credit-linked notes	14,994,958	Discounted cash flow	Discount rate	10.54% - 13.34%	11.78%
Total	$98,466,394

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of July 31, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Basis of consolidation. The accompanying consolidated Fund’s investments include the accounts of JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, each a wholly owned subsidiary of the fund:
•     JH Residential Whole Loan Trust, a Delaware statutory trust, was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
•     John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, a Delaware LLC, was formed on October 18, 2022 and acts as an investment vehicle for the fund to obtain exposure to commercial aircraft lease transactions.
•     JH Consumer Loan Trust, a Delaware statutory trust, was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on  select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans.
•     JH Residential Whole Loan Trust II, a Delaware statutory trust, was established on June 5, 2023 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
The fund will generally consolidate its investment in a wholly or substantially owned subsidiary, which is an extension of the operations of the fund, or a controlled operating company whose business consists of providing services to the fund. The fund consolidates its investments in JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and these subsidiaries.
The fund has determined that the following wholly owned special purpose vehicles are operating companies, and therefore does not consolidate these investments as it is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the fund has a controlling interest unless the business of the operating company consists of providing services to the fund.
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•     JH REO Trust, a Delaware statutory trust, was formed on October 14, 2022 and serves as an investment vehicle to hold foreclosed or real estate owned properties of JH Residential Whole Loan Trust.
•     MSN 803 Trust is a special purpose vehicle purchased by John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC on August 30, 2023, which was established to hold the title to a commercial aircraft and is currently subject to a lease arrangement.
•     JH Aircraft Leasing 4535 (Ireland) Designated Activity Company was established on January 23, 2024 to hold the title to an international commercial aircraft. The commercial aircraft was sold during the year ended October 31, 2025, and therefore, there are no current lease arrangements.
•     JH LiftCo, LLC, a Delaware statutory trust, was established on March 4, 2024 for the purpose of holding title to industrial equipment, which is currently subject to a leasing arrangement.
•     JH Finance LeaseCo LLC, a Delaware LLC, was formed on May 7, 2024 for the purpose of holding title to industrial equipment. During the six months ended April 30, 2026, the lease arrangement expired and equipment was sold.
•     JH Arbor Leasing, LLC, a Delaware LLC, was established on April 10, 2025 for the purpose of holding title to vegetation management equipment. During the six months ended April 30, 2026, the lease arrangement was terminated.
•     JH Rail, LLC, a Delaware LLC, was formed on July 31, 2025 for holding title to rail car equipment, which is subject to lease and borrowing arrangements.
Investment in affiliates. Information regarding the fund’s fiscal year to date purchases and sales of affiliated investments as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold/Return of capital	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company	20,897,863	$579,364	—	$(150,000)	—	$(325,920)	—	—	$103,444
JH Arbor Leasing LLC	—	8,476,611	$434,552	(591,975)	—	(1,831,214)	$418,936	—	6,487,974
JH Finance LeaseCo LLC	—	5,825,795	—	(5,546,480)	$10,118	(31,007)	887,870	—	258,426
JH Liftco LLC	—	11,871,681	723,449	(7,243,000)	—	(315,408)	—	—	5,036,722
JH Rail LLC	—	8,537,341	125,000	(705,000)	—	390,094	—	—	8,347,435
JH REO Trust	—	146,099	—	—	—	—	—	—	146,099
MSN 803 Trust	—	8,956,563	—	(760,869)	—	(706,012)	—	—	7,489,682
					$10,118	$(2,819,467)	$1,306,806	—	$27,869,782
Reverse repurchase agreements. The following table summarizes the open reverse repurchase agreements at 7-31-26:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
J.P. Morgan Securities LLC	4.917%	7-6-26	8-5-26	$(2,668,001)	$(2,677,476)
Lucid Capital Markets LLC	4.235%	7-16-26	8-13-26	(2,126,000)	(2,130,002)
Lucid Capital Markets LLC	4.305%	7-16-26	8-13-26	(1,681,000)	(1,684,216)
Lucid Capital Markets LLC	4.465%	7-16-26	8-13-26	(4,628,000)	(4,637,184)
Lucid Capital Markets LLC	4.485%	7-16-26	8-13-26	(9,085,000)	(9,103,110)
Lucid Capital Markets LLC	4.505%	7-16-26	8-13-26	(2,077,000)	(2,081,159)
Lucid Capital Markets LLC	4.555%	7-16-26	8-13-26	(1,455,000)	(1,457,946)
Lucid Capital Markets LLC	4.805%	7-16-26	8-13-26	(5,291,000)	(5,302,300)
UBS AG	4.170%	7-22-26	8-24-26	(2,450,000)	(2,452,838)
UBS AG	4.260%	7-8-26	8-10-26	(4,556,319)	(4,569,259)
UBS AG	4.270%	7-22-26	8-24-26	(1,770,912)	(1,773,013)
UBS AG	4.300%	7-6-26	8-5-26	(2,664,750)	(2,673,026)
UBS AG	4.520%	7-22-26	8-24-26	(821,100)	(822,131)
UBS AG	4.540%	7-27-26	8-27-26	(4,703,034)	(4,706,288)
					$(46,069,948)
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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